Employee Compensation - Share-Based Compensation - Additional Information (Detail)	3 Months Ended		9 Months Ended
	Jul. 31, 2021 CAD ($)	Jul. 31, 2020 CAD ($)	Jul. 31, 2021 CAD ($)	Jul. 31, 2020 CAD ($)
Disclosure of Sharebased Payment [Line Items]
Number of stock options, Granted	0	0	984,943	976,087
Weighted average fair value of options granted	$ 10.75	$ 9.46	$ 10.75	$ 9.46